Segment Reporting (Schedule of Assets by Reportable Segments) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets by segment [Line Items]
Total assets	$ 1,961,029	$ 1,963,829	$ 1,777,944
Operating Segments [Member] | Data Centers [Member]
Assets by segment [Line Items]
Total assets	1,008,793	1,001,357	909,477
Operating Segments [Member] | Healthcare [Member]
Assets by segment [Line Items]
Total assets	893,057	900,114	813,742
All Other [Member]
Assets by segment [Line Items]
Total assets	$ 59,179	$ 62,358	$ 54,725